Share-Based Compensation - Schedule of Nonvested Performance and Restricted Stock Unit Plans (Details) - Restricted Stock/Unit Plan - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Stock/ Units
Nonvested/unissued at beginning of year (in shares)	401,000
Granted (in shares)	188,000
Dividends (in shares)	10,000
Forfeited or expired (in shares)	(9,000)
Vested and issued (in shares)	(70,000)
Nonvested/unissued at year end (in shares)	520,000	401,000
Weighted- average grant date fair value
Beginning balance (in USD per share)	$ 62.23
Granted (in USD per share)	65.38	$ 62.23	$ 81.75
Forfeited or expired (in USD per share)	70.09
Vested and issued (in USD per share)	69.87
Ending balance (in USD per share)	$ 61.01	$ 62.23
Performance Shares
Restricted Stock/ Units
Granted (in shares)	120,400
Vested and issued (in shares)	(31,400)